Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders' Equity [Abstract]
Schedule of ordinary shares of the company confer on their holders voting rights
	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary Shares	604,780	119,977	620,780	119,977